OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 3:	OTHER CURRENT ASSETS

	December 31,
	2021	2020
	$	$
Prepaid expenses	209	157
Advances to suppliers	323	308
Government institutions	208	124
Other	859	287
	1,599	876